LONG-TERM DEBT	12 Months Ended
Dec. 31, 2015
Long-term Debt, by Current and Noncurrent [Abstract]
LONG-TERM DEBT
LONG-TERM DEBT

(in thousands of $)	2015	2014
Long-term debt:
3.75% senior unsecured convertible bonds due 2016	117,500	125,000
Norwegian kroner 600 million senior unsecured floating rate bonds due 2017	63,681	76,487
3.25% senior unsecured convertible bonds due 2018	350,000	350,000
Norwegian kroner 900 million senior unsecured floating rate bonds due 2019	85,434	119,277
U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2023	1,049,861	1,061,695
	1,666,476	1,732,459
Less: current portion of long-term debt	(208,031)	(182,415)
	1,458,445	1,550,044

 The outstanding debt as of December 31, 2015, is repayable as follows:

(in thousands of $) Year ending December 31,
2016	208,031
2017	185,246
2018	532,553
2019	255,744
2020	117,590
Thereafter	367,312
Total debt	1,666,476

The weighted average interest rate for floating rate debt denominated in U.S. dollars and Norwegian kroner ("NOK") as at December 31, 2015, was 4.22% per annum (2014: 4.98%). These rates take into consideration the effect of related interest rate swaps. At December 31, 2015, the three month dollar LIBOR was 0.613% (2014: 0.256%) and the three month Norwegian Interbank Offered Rate ("NIBOR") was 1.13% (2014: 1.48%).

3.75% senior unsecured convertible bonds due 2016
On February 10, 2011, the Company issued a senior unsecured convertible bond loan totaling $125.0 million. Interest on the bonds is fixed at 3.75% per annum and is payable in cash semi-annually in arrears on February 10 and August 10. The bonds were convertible into Ship Finance International Limited common shares at any time up to 10 banking days prior to February 10, 2016. The conversion price at the time of issue was $27.05 per share, representing a 35% premium to the share price at the time, and since then dividend distributions reduced the conversion price to $16.61 at December 31, 2015. The Company had the right to call the bonds after March 3, 2014, if the value of the shares underlying each bond exceeds, for a specified period of time, 130% of the principal amount of the bond. In December 2015, the Company purchased bonds with principal amounts totaling $7.5 million (2014; $nil) and the net amount outstanding at December 31, 2015, was $117.5 million (2014: $125.0 million). In February 2016, the amount outstanding was fully redeemed in cash without any conversion into shares having taken place (see Note 27: Subsequent events).

NOK600 million senior unsecured bonds due 2017
On October 19, 2012, the Company issued a senior unsecured bond loan totaling NOK600 million in the Norwegian credit market. The bonds bear quarterly interest at NIBOR plus a margin and are redeemable in full on October 19, 2017. The bonds may, in their entirety, be redeemed at the Company's option from April 19, 2017, upon giving bondholders at least 30 business days notice and paying 100.50% of par value plus accrued interest. Since their issue, at December 31, 2015, the Company has purchased bonds with principal amounts totaling NOK43.0 million (2014: NOK36.0 million), of which NOK8.0 million (2014: NOK8.0 million) were subsequently re-sold. The Company holds bonds purchased as treasury bonds. The net amount outstanding at December 31, 2015, was NOK565 million, equivalent to $63.7 million (2014: NOK572 million, equivalent to $76.5 million).

3.25% senior unsecured convertible bonds due 2018
On January 30, 2013, the Company issued a senior unsecured convertible bond loan totaling $350.0 million. Interest on the bonds is fixed at 3.25% per annum and is payable in cash quarterly in arrears on February 1, May 1, August 1, and November 1. The bonds are convertible into Ship Finance International Limited common shares at any time up to ten banking days prior to February 1, 2018. The conversion price at the time of issue was $21.945 per share, representing a 33% premium to the share price at the time. Since then, dividend distributions have reduced the conversion price to $16.2456 per share. In conjunction with the bond issue, the Company loaned up to 6,060,606 of its common shares to an affiliate of one of the underwriters of the issue, in order to assist investors in the bonds to hedge their position. The shares that were lent by the Company were borrowed from Hemen Holding Ltd., the largest shareholder of the Company, for a one-time loan fee of $1.0 million.

As required by ASC 470-20 "Debt with conversion and other options", the Company calculated the equity component of the convertible bond, taking into account both the fair value of the conversion option and the fair value of the share lending arrangement. The equity component was valued at $20.7 million and this amount was recorded as "Additional paid-in capital", with a corresponding adjustment to "Deferred charges" which are amortized to "Interest expense" over the appropriate period. The amortization of this item amounted to $4.1 million in the year ended December 31, 2015 (2014. $4.1 million).

NOK900 million senior unsecured bonds due 2019
On March 19, 2014, the Company issued a senior unsecured bond loan totaling NOK900 million in the Norwegian credit market. The bonds bear quarterly interest at NIBOR plus a margin and are redeemable in full on March 19, 2019. The bonds may, in their entirety, be redeemed at the Company's option from September 19, 2018, upon giving the bondholders at least 30 business days notice and paying 100.50% of par value plus accrued interest. Subsequent to their issue, at December 31, 2015, the Company has purchased bonds with principal amounts totaling NOK 142.0 million (2014: NOK8.0 million), which are being held as treasury bonds. The net amount outstanding at December 31, 2015, was NOK758.0 million, equivalent to $85.4 million (2014: NOK892.0, equivalent to $119.3).

$210 million secured term loan facility
In April 2006, five wholly-owned subsidiaries of the Company entered into a $210.0 million secured term loan facility with a syndicate of banks to partly fund the acquisition of five new container vessels. The facility bore interest at LIBOR plus a margin and had a term of twelve years from the date of drawdown for each vessel. The terms of the loan were initially linked to long-term charters of the vessels, and the Company did not provide a corporate guarantee for the facility. In April 2012, the long-term charters were terminated and the terms of the loan agreement were amended. Although the facility continued without recourse to the Company, as part of the amended agreement the Company guaranteed that revenues received by the vessel-owning subsidiaries would achieve certain minimum levels for each vessel. In January 2015, this indirect limited performance guarantee became exhausted and in February 2015 the Company signed an agreement with the lenders under the facility whereby ownership of the five vessels together with associated working capital was transferred to unrelated third parties and Ship Finance International Limited and its subsidiaries have no future interest in the vessels or obligations under the loan facility. The net amount outstanding at December 31, 2015, was $nil (2014: $171.4 million).

$30 million secured revolving credit facility
In February 2008, a wholly-owned subsidiary of the Company entered into a $30.0 million secured revolving credit facility with a bank. The proceeds of the facility were used to partly fund the acquisition of a 1,700 TEU container vessel, which also served as security for the facility. The facility, which was fully prepaid and canceled in January 2015, bore interest at LIBOR plus a margin and had a term of seven years. The net amount outstanding at December 31, 2015, was $nil (2014: $3.0 million).

$49 million secured term loan and revolving credit facility
In March 2008, two wholly-owned subsidiaries of the Company entered into a $49.0 million secured term loan and revolving credit facility with a bank. The proceeds of the facility were used to partly fund the acquisition of two newbuilding chemical tankers, which also serve as security for the facility. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of ten years. At December 31, 2015, the amount available under the revolving part of the facility was $12.0 million (2014: $nil). The net amount outstanding at December 31, 2015, was $8.0 million (2014: $28.0 million).

$43 million secured term loan facility
In February 2010, a wholly-owned subsidiary of the Company entered into a $42.6 million secured term loan facility with a bank, bearing interest at LIBOR plus a margin and with a term of approximately five years. The facility is secured against a Suezmax tanker. In November 2014, the terms of the loan were amended and restated, and the facility now matures in November 2019. The net amount outstanding at December 31, 2015, was $26.3 million (2014: $29.1 million).

$725 million secured term loan and revolving credit facility
In March 2010, the Company entered into a $725 million secured term loan and revolving credit facility with a syndicate of banks, secured against 26 vessels chartered to Frontline at the time. The facility, which was fully prepaid and canceled in February 2015, bore interest at LIBOR plus a margin and was repayable over a term of five years. The net amount outstanding at December 31, 2015, was $nil (2014: $71.5 million).

$43 million secured term loan facility
In March 2010, a wholly-owned subsidiary of the Company entered into a $42.6 million secured term loan facility with a bank, bearing interest at LIBOR plus a margin and with a term of approximately five years. The facility is secured against a Suezmax tanker. In March 2015, the terms of the loan were amended and restated, and the facility now matures in March 2020. The net amount outstanding at December 31, 2015, was $26.3 million (2014: $29.1 million).

$54 million secured term loan facility
In November 2010, two wholly-owned subsidiaries of the Company entered into a $53.7 million secured term loan facility with a bank, secured against two Supramax dry bulk carriers. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of eight years. The net amount outstanding at December 31, 2015, was $34.1 million (2014: $38.0 million).

$95 million secured term loan and revolving credit facility
In February 2011, a wholly-owned subsidiary of the Company entered into a $95 million secured term loan and revolving credit facility with a bank, secured against a jack-up drilling rig. The facility bears interest at LIBOR plus a margin and has a term of seven years. At December 31, 2015, the available amount under the revolving part of the facility was $2.5 million (2014: $nil). The net amount outstanding at December 31, 2015, was $22.5 million (2014: $57.5 million).

$75 million secured term loan facility
In March 2011, three wholly-owned subsidiaries of the Company entered into a $75.4 million secured term loan facility with a bank, secured against three Supramax dry bulk carriers. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of approximately eight years. The net amount outstanding at December 31, 2015, was $50.8 million (2014: $56.6 million).

$171 million secured term loan facility
In May 2011, eight wholly-owned subsidiaries of the Company entered into a $171.0 million secured loan facility with a syndicate of banks. The facility is supported by China Export & Credit Insurance Corporation, or SINOSURE, which provides an insurance policy in favor of the banks for part of the outstanding loan. The facility is secured against a 1,700 TEU container vessel and seven Handysize dry bulk carriers. The facility bears interest at LIBOR plus a margin and has a term of approximately ten years from delivery of each vessel. The net amount outstanding at December 31, 2015, was $122.2 million (2014: $134.2 million).

$167 million secured term loan and revolving credit facility
In July 2011, five wholly-owned subsidiaries of the Company entered into a $166.8 million secured term loan and revolving credit facility agreement with a syndicate of banks, secured against five VLCCs chartered to Frontline at the time. The facility, which was fully prepaid and canceled in June 2015, bore interest at LIBOR plus a margin and was repayable over a term of six years. The net amount outstanding at December 31, 2015 was $nil (2014: 72.2 million).

$53 million secured term loan facility
In November 2012, two wholly-owned subsidiaries of the Company entered into a $53.2 million secured term loan facility with a bank, secured against two car carriers. The facility bears interest at LIBOR plus a margin and has a term of approximately five years. The net amount outstanding at December 31, 2015 was $39.9 million (2014: $44.3 million).

$45 million secured term loan and revolving credit facility
In June 2014, seven wholly-owned subsidiaries of the Company entered into a $45.0 million secured term loan and revolving credit facility with a bank, secured against seven 4,100 TEU container vessels. The facility bears interest at LIBOR plus a margin and has a term of five years. At December 31, 2015, the available amount under the revolving part of the facility was $9.0 million (2014: $nil). The net amount outstanding at December 31, 2015, was $36.0 million (2014: $45.0 million).

$101 million secured term loan facility
In August 2014, six wholly-owned subsidiaries of the Company entered into a $101.4 million secured term loan facility with a syndicate of banks, secured against six offshore supply vessels. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of five years. The net amount outstanding at December 31, 2015, was $87.8 million (2014: $98.7 million). One of the vessels was sold in February 2016 (see Note 27: Subsequent events) and the facility now relates to the remaining five vessels.

$20 million secured term loan facility
In September 2014, two wholly-owned subsidiaries of the Company entered into a $20.0 million secured term loan facility with a bank, secured against two 5,800 TEU container vessels. The facility bears interest at LIBOR plus a margin and has a term of five years. The net amount outstanding at December 31, 2015, was $20.0 million (2014: $20.0 million).

$128 million secured term loan facility
In September 2014, two wholly-owned subsidiaries of the Company entered into a $127.5 million secured term loan facility with a bank, for the post-delivery financing of two newbuilding 8,700 TEU container vessels, which were delivered in 2014. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of seven years. The net amount outstanding at December 31, 2015, was $117.9 million (2014: $126.4 million).

$128 million secured term loan facility
In November 2014, two wholly-owned subsidiaries of the Company entered into a $127.5 million secured term loan facility with a bank, for the post-delivery financing of two newbuilding 8,700 TEU container vessels, which were delivered in January 2015. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of seven years. The net amount outstanding at December 31, 2015 was $121.1 million (2014: $nil).

$39 million secured term loan facility
In December 2014, two wholly-owned subsidiaries of the Company entered into a $39.0 million secured term loan facility with a bank, secured against two Kamsarmax dry bulk carriers. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of approximately eight years. The net amount outstanding at December 31, 2015, was $34.0 million (2014: $36.4 million).

$250 million secured revolving credit facility
In June 2015, 17 wholly-owned subsidiaries entered into a $250.0 million secured revolving credit facility with a syndicate of banks, secured against 17 tankers chartered to Frontline Shipping. Three of the tankers have since been sold, and the facility now relates to the remaining 14 tankers. The facility bears interest at LIBOR plus a margin and has a term of three years. At December 31, 2015, the available amount under the facility was $154.6 million (2014: $nil). The net amount outstanding at December 31, 2015, was $73.5 million (2014: $nil).

$166 million secured term loan facility
In July 2015, eight wholly-owned subsidiaries entered into a $166.0 million secured term loan facility with a syndicate of banks, secured against eight Capesize dry bulk carriers acquired in 2015. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of seven years. The net amount outstanding at December 31, 2015 was $159.5 million (2014: $nil).

$210 million secured term loan facility
In November 2015, three subsidiaries entered into a $210.0 million secured term loan facility with a syndicate of banks, to partly fund the acquisition of three newbuilding container vessels, against which the facility is secured. One of the vessels was delivered in November 2015, a second was delivered in February 2016, and the remaining vessel is scheduled for delivery later in 2016. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of five years from the delivery of each vessel. At December 31, 2015, the net amount outstanding was $70.0 million (2014: $nil).

The aggregate book value of assets pledged as security against borrowings at December 31, 2015, was $2,087 million (2014: $2,062 million).

Agreements related to long-term debt provide limitations on the amount of total borrowings and secured debt, and acceleration of payment under certain circumstances, including failure to satisfy certain financial covenants. As of December 31, 2015, the Company is in compliance with all of the covenants under its long-term debt facilities. The $101 million secured term loan facility entered into in August 2014 contains certain financial covenants on Deep Sea and Deep Sea Supply BTG. As at December 31, 2015, Deep Sea and Deep Sea Supply BTG were in compliance with all covenants under the respective loan agreements.